Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount	$ 1,383,337		$ 937,667		RM 5,646,783	RM 3,827,557
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	3,777,817	RM 15,421,052	4,427,283	RM 18,072,169
Additions	811,111	3,310,955	270,493	1,104,155
Write-off	(240)	(980)	(919,959)	(3,755,272)
Derecognised	(504,141)	(2,057,905)
Disposal	(145,697)	(594,733)
Balance at end of year	3,938,850	16,078,389	3,777,817	15,421,052
Cost [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year		6,640,540		9,308,392
Additions		708,251		159,419
Write-off				(2,827,271)
Derecognised
Disposal		(587,933)
Balance at end of year		6,760,858		6,640,540
Cost [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year		2,969,209		2,801,531
Additions		2,557,158		863,305
Write-off				(695,627)
Derecognised		(2,057,905)
Disposal
Balance at end of year		3,468,462		2,969,209
Cost [Member] | Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year		1,821,311		1,826,103
Additions		40,696		26,688
Write-off				(31,480)
Derecognised
Disposal
Balance at end of year		1,862,007		1,821,311
Cost [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year		1,544,035		1,619,305
Additions		4,850		27,540
Write-off				(102,810)
Derecognised
Disposal
Balance at end of year		1,548,885		1,544,035
Cost [Member] | Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year		2,310,320		2,392,201
Additions				16,203
Write-off		(980)		(98,084)
Derecognised
Disposal		(6,800)
Balance at end of year		2,302,540		2,310,320
Cost [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year		135,637		124,637
Additions				11,000
Write-off
Derecognised
Disposal
Balance at end of year		135,637		135,637
Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year	2,840,150	11,593,495	3,374,933	13,776,478
Write-off	(979)	(240)	(834,744)	(3,407,424)
Derecognised	(504,141)	(2,057,905)
Disposal	(78,144)	(318,983)
Depreciation	297,888	1,215,978	299,961	1,224,441
Balance at end of year	$ 2,555,513	10,431,606	$ 2,840,150	11,593,495
Accumulated depreciation [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year		4,470,523		6,812,295
Write-off				(2,827,267)
Derecognised
Disposal		(316,603)
Depreciation		443,224		485,495
Balance at end of year		4,597,144		4,470,523
Accumulated depreciation [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year		1,888,564		1,766,542
Write-off				(347,813)
Derecognised		(2,057,905)
Disposal
Depreciation		539,452		469,835
Balance at end of year		370,111		1,888,564
Accumulated depreciation [Member] | Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year		1,766,810		1,761,471
Write-off				(31,467)
Derecognised
Disposal
Depreciation		34,235		36,806
Balance at end of year		1,801,045		1,766,810
Accumulated depreciation [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year		1,290,653		1,312,310
Write-off				(102,808)
Derecognised
Disposal
Depreciation		71,625		81,151
Balance at end of year		1,362,278		1,290,653
Accumulated depreciation [Member] | Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year		2,089,600		2,047,152
Write-off		(979)		(98,069)
Derecognised
Disposal		(2,380)
Depreciation		114,972		140,517
Balance at end of year		2,201,213		2,089,600
Accumulated depreciation [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Balance at beginning of year		87,345		76,708
Write-off
Derecognised
Disposal
Depreciation		12,470		10,637
Balance at end of year		RM 99,815		RM 87,345
Carrying amount [Member] | Plant and machinery [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount					2,163,714	2,170,017
Carrying amount [Member] | Leasehold premises [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount					3,098,351	1,080,645
Carrying amount [Member] | Computer systems and office equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount					60,962	54,501
Carrying amount [Member] | Renovation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount					186,607	253,382
Carrying amount [Member] | Tester and tools [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount					101,327	220,720
Carrying amount [Member] | Motor vehicles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Carrying amount					RM 35,822	RM 48,292